Mortgage Banking Activities, Noninterest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Servicing fees
Contractually specified servicing fees	$ 4,285	$ 4,442	$ 4,626
Late charges	203	216	257
Ancillary fees	319	343	342
Unreimbursed direct servicing costs	(694)	(1,074)	(1,234)
Net servicing fees	4,113	3,927	3,991
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions	(2,122)	3,398	(2,893)
Other changes in fair value	(1,909)	(2,242)	(3,061)
Total changes in fair value	(4,031)	1,156	(5,954)
Amortization	(254)	(254)	(233)
Net derivative gains (losses) from economic hedges	3,509	(2,909)	3,574
Total servicing income, net	3,337	1,920	1,378
Net gains on mortgage loan origination/sales activities	3,044	6,854	10,260
Total mortgage banking noninterest income	6,381	8,774	11,638
Market-related valuation changes to MSRs, net of hedge results	$ 1,387	$ 489	$ 681